Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule of the basic and diluted net loss per Unit

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

	Successor
	Six month period	Period from
	ended June 30,	February 10, 2020
	2021	to June 30, 2020
Numerator:
Net loss	$(23,575)	$(4,972)
Denominator:
Weighted average Units outstanding – basic and diluted	100	100
Basic and diluted loss per Unit	$(236)	$(50)

The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except for Unit data):

Successor
Period from
February 10,
2020 to
December 31,
2020
Basic and diluted net income (loss) per Unit
Numerator:
Net loss	$(14,374)
Denominator:
Weighted average Units outstanding – basic and diluted	100
Basic and diluted net income (loss) per Unit	(144)

CIK_0001819810_Genesis Park Acquisition Corp [Member]
Schedule of the basic and diluted net loss per Unit

For the period ended
December 31,
2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$10,751
Net Earnings	10,751
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	16,377,622
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares (1)	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Income minus Redeemable Net Earnings
Net Income (Loss)	$(12,272,300)
Non-Redeemable Net Loss	$(12,272,300)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	3,827,271
Loss/Basic and Diluted Non-Redeemable Ordinary Shares (1)	$(3.20)
(1)	Calculated from original date of issuance

	Six months ended	Three months ended
	June 30, 2021	June 30, 2021
Redeemable Class A Ordinary Shares Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$46,643	$18,185
Net Earnings	46,643	18,185
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	16,377,622	16,377,622
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss
Non-Redeemable Net Income	$(5,538,694)	$(5,770,385)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	4,094,406	$4,094,406
Loss/Basic and Diluted Non-Redeemable Ordinary Shares	$(1.35)	$(1.41)